Loans and borrowings (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in cash flow from financing activities
Proceeds from loans and borrowings	R$ 740,596	R$ 144,269	R$ 8,179
Issuance of common shares at initial public offering	915,947	0	0
Transaction cost of offering	(55,874)	0	0
Share-based plan contributions	1,282	0	0
Interest on equity paid	(6,288)	(4,276)	(2,676)
Dividends paid (note 22)	(126,045)	(30,977)	(40,059)
Net cash from financing activities	1,376,766	5,409	(69,666)
Other changes - liabilities
Interest expenses	29,729	10,304	8,063
Aggregated liabilities arising from financing activities
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	280,530	142,179	209,511
Changes in cash flow from financing activities
Proceeds from loans and borrowings	740,596	144,269	8,179
Loans, borrowings and lease liabilities payments	(92,852)	(103,607)	(35,110)
Issuance of common shares at initial public offering	915,947
Transaction cost of offering	(66,876)
Share-based plan contributions	1,282
Interest on equity paid	(6,288)	(4,276)	(2,676)
Dividends paid (note 22)	(126,045)	(30,977)	(40,059)
Net cash from financing activities	1,365,764	5,409	(69,666)
Exchange rate changes	2,655	8,967	431
Other changes - liabilities
Additions due to business combination (note 9.c)	6,139
Capital increase (Note 18.a)			(43,500)
Partial spin-off (Note 1.a)			213
New leases	15,504	16,715	6,496
Remeasurement	1,351
Interest expenses	29,735	10,304	8,063
Interest paid	(17,902)	(8,903)	(8,041)
Other borrowing/lease costs	22,048	2,508	1,043
Lease write-offs	(1,135)	(11,037)
Total other changes - liabilities	55,740	9,587	(35,726)
Total other changes - equity	217,950	114,388	37,629
Ending balance	1,922,639	280,530	142,179
Loans and borrowings
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	89,230	27,849	42,288
Changes in cash flow from financing activities
Proceeds from loans and borrowings	740,596	144,269	8,179
Loans, borrowings and lease liabilities payments	(75,196)	(88,107)	(24,161)
Issuance of common shares at initial public offering	0
Transaction cost of offering	0
Share-based plan contributions	0
Interest on equity paid	0	0	0
Dividends paid (note 22)	0	0	0
Net cash from financing activities	665,400	56,162	(15,982)
Exchange rate changes	601	1,310	484
Other changes - liabilities
Additions due to business combination (note 9.c)	0
Capital increase (Note 18.a)			0
Partial spin-off (Note 1.a)			0
New leases	0	0	0
Remeasurement	0
Interest expenses	23,366	5,281	1,928
Interest paid	(12,149)	(3,880)	(1,912)
Other borrowing/lease costs	22,261	2,508	1,043
Lease write-offs	0	0
Total other changes - liabilities	33,478	3,909	1,059
Total other changes - equity	0	0	0
Ending balance	788,709	89,230	27,849
Leases (note 15.b)
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	75,228	77,393	81,893
Changes in cash flow from financing activities
Proceeds from loans and borrowings	0	0	0
Loans, borrowings and lease liabilities payments	(17,656)	(15,500)	(10,949)
Issuance of common shares at initial public offering	0
Transaction cost of offering	0
Share-based plan contributions	0
Interest on equity paid	0	0	0
Dividends paid (note 22)	0	0	0
Net cash from financing activities	(17,656)	(15,500)	(10,949)
Exchange rate changes	2,054	7,657	(53)
Other changes - liabilities
Additions due to business combination (note 9.c)	6,139
Capital increase (Note 18.a)			0
Partial spin-off (Note 1.a)			0
New leases	15,504	16,715	6,496
Remeasurement	1,351
Interest expenses	6,369	5,023	6,135
Interest paid	(5,753)	(5,023)	(6,129)
Other borrowing/lease costs	(213)	0	0
Lease write-offs	(1,135)	(11,037)
Total other changes - liabilities	22,262	5,678	6,502
Total other changes - equity	0	0	0
Ending balance	81,888	75,228	77,393
Share premium and Reserves
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	116,072
Changes in cash flow from financing activities
Proceeds from loans and borrowings	0
Loans, borrowings and lease liabilities payments	0
Issuance of common shares at initial public offering	915,947
Transaction cost of offering	(66,876)
Share-based plan contributions	1,282
Interest on equity paid	(6,288)
Dividends paid (note 22)	(126,045)
Net cash from financing activities	718,020
Exchange rate changes	0
Other changes - liabilities
Additions due to business combination (note 9.c)	0
New leases	0
Interest expenses	0
Interest paid	0
Other borrowing/lease costs	0
Lease write-offs	0
Total other changes - liabilities	0
Total other changes - equity	217,950
Ending balance	1,052,042	116,072
Net equity Reserves
The reconciliation of change in liabilities to cash flows arising from financing activities
Beginning balance	R$ 116,072	36,937	85,330
Changes in cash flow from financing activities
Proceeds from loans and borrowings		0	0
Loans, borrowings and lease liabilities payments		0	0
Interest on equity paid		(4,276)	(2,676)
Dividends paid (note 22)		(30,977)	(40,059)
Net cash from financing activities		(35,253)	(42,735)
Exchange rate changes		0	0
Other changes - liabilities
Capital increase (Note 18.a)			(43,500)
Partial spin-off (Note 1.a)			213
New leases		0	0
Interest expenses		0	0
Interest paid		0	0
Other borrowing/lease costs		0	0
Lease write-offs		0
Total other changes - liabilities		0	(43,287)
Total other changes - equity		114,388	37,629
Ending balance		R$ 116,072	R$ 36,937